Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of estimated useful lives for significant property and equipment

Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Licenses and permits	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements

	December 31, 2021		December 31, 2020		December 31, 2019
US$: RMB exchange rate	Period End	$0.1569	Period End	$0.1533	Period End	$0.1436
	Average	$0.1550	Average	$0.1448	Average	$0.1448